Property & Equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 206,014	$ 89,207	$ 8,504